FIRSTAR FUNDS


       September 28, 2000 Supplement to the Prospectus dated March 1, 2000


We are pleased to announce the following portfolio manager appointments:

The first paragraph on page 89 is replaced with the following:

Marian Zentmyer, CFA, and Leon Dodge, CFA, co-manage Firstar Growth and Income Fund. Ms. Zentmyer has managed the Fund since February, 1993. Mr. Dodge is a Vice president and Portfolio Manager with FIRMCO, and has been with FIRMCO since September, 2000. He has 23 years of investment management experience and has managed the Fund since September, 2000.


The second paragraph on page 89 is replaced with the following:

Walter Dewey, CFA, and Jane Snorek, CFA co-manage the Growth Fund. Mr. Dewey has managed the Fund since July, 1997, and Ms. Snorek has managed the Fund since September, 2000. Ms. Snorek is a Vice President and Senior Research Analyst with FIRMCO and has been with FIRMCO and its affiliates since 1999. She has nine years of investment management experience.


The fourth paragraph on page 89 is replaced with the following:

David Lettenberger, CFA, and John Potter, CFA co-manage the Emerging Growth Fund
- each since September, 2000. Mr. Lettenberger is a Vice President and Portfolio Manager with FIRMCO and has been with FIRMCO and its affiliates since 1999. He has seven years of investment management experience. Mr. Potter is a Vice President and Portfolio Manager with FIRMCO and has been with FIRMCO and its affiliates since September, 2000. He has six years of investment management experience.

The fifth paragraph on page 89 is replaced with the following:

Joe Frohna, CFA, and Barry Randall, CFA co-manage the MicroCap Fund. Mr. Frohna is a Senior Vice President and Senior Portfolio Manager with FIRMCO and has been with FIRMCO and its affiliates since 1995. He has seven years of investment management experience and has managed the Fund since September, 1997. Mr. Randall is a Vice President and Portfolio Manager with FIRMCO and has been with FIRMCO and its affiliates since May, 2000. He has seven years of investment management experience.